Commitments and contingencies: Additional information (Details) $ in Thousands, $ in Thousands				3 Months Ended	12 Months Ended
	Aug. 21, 2019 MXN ($)	Mar. 21, 2015 MXN ($)	Mar. 21, 2015 USD ($)	Jun. 30, 2021 MXN ($)	Dec. 31, 2021 MXN ($) room	Dec. 31, 2020 MXN ($)	Aug. 19, 2020 MXN ($)
Commitments and contingencies:
Contingent rents recognised as expense		$ 573	$ 28
Leasing					$ 6,467	$ 6,304
Number of hotel rooms | room					450
Proceeds from resale of land				$ 286,283
Percentage of amortization of concessionaries per year					15.00%
Estimated financial effect	$ 73,000
Period that Amparo proceedings will resolve	2 years
Deferment investments							$ 2,292,355
Land in Huatulco
Commitments and contingencies:
Proceeds from resale of land					$ 286,283
Aeropuerto de Cancun, S. A. de C. V.
Commitments and contingencies:
Estimated financial effect					865,000
Aeropuerto de Cancun, S. A. de C. V. | Legal proceedings contingent liability
Commitments and contingencies:
Legal proceedings provision					$ 116,000